Summary of Significant Accounting Policies - Excluded common stock equivalents (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,655,624	1,643,758
Edison Nation Holdings LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	990,000	990,000
Selling Agent Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	89,992	65,626
Shares to be issued to note holders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		12,500
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	290,000	290,000
Convertible shares under notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	285,632	285,632